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                          NEUBERGER BERMAN INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                 Investor Class Shares and Reserve Class Shares

                             DATED December 19, 2005

                      Lehman Brothers MUNICIPAL MONEY Fund
                  Lehman Brothers NEW YORK MUNICIPAL MONEY Fund
                          NATIONAL MUNICIPAL MONEY Fund
                               TAX-FREE MONEY Fund


              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

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     Lehman Brothers  MUNICIPAL  MONEY Fund,  Lehman Brothers NEW YORK MUNICIPAL
MONEY Fund, NATIONAL MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund (each a "Fund", collectively the "Funds") are mutual funds that offer shares pursuant to Prospectuses dated December 19, 2005.

     The Prospectus for your share class provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectus carefully before investing.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

     No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

     The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC, "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2005 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS

INVESTMENT INFORMATION.........................................................1
     Investment Policies and Limitations.......................................1
     Cash Management and Temporary Defensive Positions.........................3
     Additional Investment Information.........................................4

SPECIAL RISK CONSIDERATIONS FOR LEHMAN BROTHERS NEW YORK MUNICIPAL
     MONEY FUND...............................................................16

CERTAIN RISK CONSIDERATIONS...................................................24

PERFORMANCE INFORMATION.......................................................24
     Yield Calculations.......................................................24
     Tax Equivalent Yield.....................................................24

TRUSTEES AND OFFICERS.........................................................26

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................39
     Investment Manager and Administrator.....................................39
     Management and Administration Fees.......................................40
     Waivers and Reimbursements...............................................40
     Sub-Advisers.............................................................41
     Board Consideration of the Management and Sub-Advisory Agreements........43
     Investment Companies Managed.............................................44
     Code of Ethics...........................................................47
     Management and Control of NB Management and Neuberger Berman.............47

DISTRIBUTION ARRANGEMENTS.....................................................48

ADDITIONAL PURCHASE INFORMATION...............................................49
     Share Prices and Net Asset Value.........................................49
     Automatic Investing......................................................49

ADDITIONAL EXCHANGE INFORMATION...............................................49

ADDITIONAL REDEMPTION INFORMATION.............................................54
     Suspension of Redemptions................................................54
     Redemptions in Kind......................................................55

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................55

ADDITIONAL TAX INFORMATION....................................................56
     Taxation of the Funds....................................................56
     Taxation of the Funds' Shareholders......................................57
     New York Tax Matters.....................................................58

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VALUATION OF PORTFOLIO SECURITIES.............................................59

PORTFOLIO TRANSACTIONS........................................................59
     Proxy Voting.............................................................63

PORTFOLIO HOLDINGS DISCLOSURE.................................................64
     Portfolio Holdings Disclosure Policy.....................................64
     Portfolio Holdings Disclosure Procedures.................................64
     Portfolio Holdings Approved Recipients...................................65

REPORTS TO SHAREHOLDERS.......................................................66

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................66

CUSTODIAN AND TRANSFER AGENT..................................................67

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................67

LEGAL COUNSEL.................................................................67

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................67

REGISTRATION STATEMENT........................................................68

FINANCIAL STATEMENTS..........................................................68

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1


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                             INVESTMENT INFORMATION

     Each Fund is a separate operating series of Neuberger Berman Income Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

     The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

     (1) 67% of the total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

     (2)  a majority of the outstanding shares of the Fund.

     These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations
-----------------------------------

     Each Fund determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act. Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.

     Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund. If events subsequent to a transaction result in a Fund's exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

     The fundamental investment policies and limitations of each Fund are as follows, unless otherwise indicated:

     1. BORROWING. No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

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

     2. COMMODITIES. No Fund may purchase commodities or contracts thereon, but this restriction shall not prohibit each Fund from purchasing the securities of issuers that own interests in any of the foregoing.

     3. INDUSTRY CONCENTRATION. No Fund may invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), (ii) investments by a Fund in CDs or banker's acceptances issued by domestic branches of U.S. banks, (iii) investments by a Fund in municipal securities.

     4. DIVERSIFICATION. No Fund may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, each Fund is subject to the diversification requirements under Rule 2a-7 of the 1940 Act.)

     5. LENDING. No Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

     6. REAL ESTATE. No Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

     7. SENIOR SECURITIES. No Fund may issue senior securities, except as permitted under the 1940 Act.

     8. UNDERWRITING. No Fund may engage in the business of underwriting securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

     Senior Securities: The SEC staff has asserted that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the Commission has taken the position that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the Commission will not raise senior securities issues under the 1940 Act.

     Each Fund has the following fundamental investment policy:

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

     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

     The non-fundamental investment policies and limitations of each Fund are as follows, unless otherwise indicated:

     1. GEOGRAPHIC CONCENTRATION (LEHMAN BROTHERS MUNICIPAL MONEY FUND, NATIONAL MUNICIPAL MONEY FUND AND TAX-FREE MONEY FUND). No Fund will invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

     2. ILLIQUID SECURITIES. No Fund may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

     3. BORROWING. No Fund may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

     4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Fund may make any loans other than securities loans.

     5. MARGIN TRANSACTIONS. No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions.

Cash Management and Temporary Defensive Positions
-------------------------------------------------

     For temporary defensive purposes, each Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. These investments may produce taxable income and/or after-tax yields for a Fund that are lower than the tax-equivalent yields available on municipal securities at the time.

Additional Investment Information
---------------------------------

     The Funds may make the following investments, among others, some of which are part of the Funds' principal investment strategies and some of which are not. The principal risks of each Fund's principal strategies are discussed in the Prospectuses. The Funds will not necessarily buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies (e.g., repurchase agreements and securities lending) may produce taxable income for the Funds.

     DESCRIPTION OF MUNICIPAL OBLIGATIONS (All Funds).
     -------------------------------------------------

     Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

     Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

     The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Fund's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

     Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

     Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 of the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning

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

issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

     The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

     From time to time, federal legislation has affected the availability of municipal obligations for investment by any Fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. If such legislation were enacted, each Fund would reevaluate its investment objective, policies, and limitations. The Internal Revenue Service ("Service") occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Fund earned was taxable, that interest could be deemed taxable retroactive to the time of the Fund's purchase of the relevant security.

     GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

     REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral obligation" of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

     Most private activity bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

     RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit

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

and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

     MUNICIPAL LEASE OBLIGATIONS. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. A Fund will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Fund a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to a Fund.

     MUNICIPAL NOTES. Municipal notes include the following:
     ---------------

     1. PROJECT NOTES are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are primarily obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.

     2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as property, income and sales taxes, and are payable from these future revenues.

     3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenue, such as that available under federal revenue-sharing programs. Because of proposed measures to reform the federal budget and alter the relative obligations of federal, state, and local governments, many revenue-sharing programs are in a state of uncertainty.

     4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

     5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae (also known as the Federal National Mortgage Association) or Ginnie Mae (also known as the Government National Mortgage Association).

     6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation issued by state or local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

     7. PRE-REFUNDED AND "ESCROWED" MUNICIPAL BONDS are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities (defined below). The Funds can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.

     TENDER OPTION BONDS. Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. NB Management considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade.

     YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS (All Funds). Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

     Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Fund's investments, whereas a decline in interest rates generally will increase that value. The ability of each Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which the Funds invest (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

     POLICIES AND LIMITATIONS. As a fundamental policy, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and NATIONAL MUNICIPAL MONEY Fund normally invests at least 80% of its net assets, plus any borrowing for investment purposes, in municipal securities. As a fundamental policy, TAX-FREE MONEY Fund normally invests at least 80% of its net assets, plus any borrowing for investment purposes, in securities the interest income on

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

which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum income tax ("Tax Preference Item"). Except as otherwise provided in the Prospectuses for the Funds and this SAI, the Funds' investment portfolios may consist of any combination of the types of municipal obligations described in the Prospectuses or in this SAI. The proportions in which each Fund invests in various types of municipal obligations will vary from time to time.

     U.S. GOVERNMENT AND AGENCY SECURITIES (ALL FUNDS). "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Ginnie Mae, Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as Student Loan Marketing Association), Federal Home Loan Banks ("FHLB") and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

     POLICIES AND LIMITATIONS. Each Fund has no specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, each Fund must invest according to its investment objective and policies.

     ILLIQUID SECURITIES (ALL FUNDS). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Funds may be subject to legal restrictions that could be costly to it.

     POLICIES AND LIMITATIONS. Each Fund may each invest up to 10% of its net assets in illiquid securities.

     REPURCHASE AGREEMENTS (ALL FUNDS). In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from it at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; no Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Fund's investment policies and limitations would allow it to purchase directly, except that the Fund may invest only in repurchase agreements with respect to securities rated in the highest rating category by S&P, Moody's, or any other nationally recognized statistical rating organization ("NRSRO") or unrated securities determined by NB Management to be of comparable quality, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

     SECURITIES LOANS (ALL FUNDS). Each Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Funds can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Funds also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. The Funds may also loan securities through e-Sec Lending, which provides securities loans to principal borrowers arranged through a bidding process managed by e-Sec Lending.

     POLICIES AND LIMITATIONS. In order to realize income, each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily.

     RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL FUNDS). The Funds may invest in restricted securities, which are securities subject to restrictions on resale under federal securities laws. In recognition of the increased size and liquidity of the institutional market for certain restricted securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain restricted securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of certain restricted securities.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 10% limit on investments in illiquid securities.

     COMMERCIAL PAPER (ALL FUNDS). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

     POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Fund's 10% limit on investments in illiquid securities. Each Fund may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by NB Management to be of equivalent quality.

     REVERSE REPURCHASE AGREEMENTS (ALL FUNDS). In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

     The Funds generally will enter into a reverse repurchase agreement only if NB Management anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Funds receive a large-scale redemption near the close of regular trading on the New York Stock Exchange ("NYSE").

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Fund's obligations under the agreement.

     BANKING AND SAVINGS INSTITUTION SECURITIES (ALL FUNDS). These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Funds invest typically are not covered by deposit insurance.

     A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

     VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES (ALL FUNDS). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Fund's quality standards. Accordingly, in purchasing these securities, each Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. A Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

     The Adjustable Rate Securities in which each Fund invests are municipal obligations.

     POLICIES AND LIMITATIONS. Each Fund may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.

     For purposes of determining its dollar-weighted average maturity, each Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, each Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, NB Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

     PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE (ALL FUNDS). When a Fund purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Fund that terminates if the Fund sells the obligations to a third party.

     The Funds may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Fund's ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Fund may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

     Although each Fund currently does not intend to invest in standby commitments, each reserves the right to do so. By enabling a Fund to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Fund to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

     Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by a Fund is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Fund's investment portfolio.

     POLICIES AND LIMITATIONS. Each Fund will not invest in standby commitments unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund earns on municipal obligations subject to a standby commitment will be exempt from federal income tax (and, in the case of Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, from New York state and New York city personal income taxes). Each Fund will not acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Fund will do so only to facilitate portfolio liquidity.

     PARTICIPATION INTERESTS (All Funds). The Funds may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by the NB Management to be creditworthy. A Fund has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Fund currently intends to acquire participation interests, each reserves the right to do so in the future.

     POLICIES AND LIMITATIONS. Each Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund earns on municipal obligations in which it holds participation interests is exempt from federal income tax (and, in the case of Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, from New York state and New York city personal income taxes).

     MONEY MARKET FUNDS (ALL FUNDS). Each Fund may invest in the securities of money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

     POLICIES AND LIMITATIONS. For cash management purposes, each Fund may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. None of the Funds has any current intention to make use of this authority. Otherwise, each Fund's investment in securities of other investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.

     OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund may invest in the shares of other investment companies that are consistent with its investment policies. Each Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index. Such investment may be the most practical or only manner in which the Fund can participate in certain markets because of the expenses involved or because other vehicles for investing in those markets may not be available at the time the Fund is ready to make an investment.

     As a shareholder in an investment company, the Fund would indirectly bear its pro rata share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. Each Fund does not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

     POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, each Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets in the aggregate.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (ALL FUNDS). These transactions involve a commitment by a Fund to purchase securities that will be issued at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued and delayed delivery transactions enable a Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Fund may lose the opportunity to obtain a favorable price.

     The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

     POLICIES AND LIMITATIONS. Each Fund may not invest more than 10% of its total assets in when-issued securities. A Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it has been entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize capital gains or losses in connection with these transactions.

     ZERO COUPON SECURITIES (ALL FUNDS). Each Fund may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities ("original issue discount" or "OID") must be taken into income ratably by each Fund prior to the receipt of any actual payments.

     Because each Fund must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon securities) each year for income and excise tax purposes, a Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information -- Taxation of the Funds."

     The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

     TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds' operations.

     CALL RISK. Some debt securities in which the Funds may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Fund holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates.

     RISKS OF FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

     RATINGS OF FIXED INCOME SECURITIES

     The Funds may purchase securities rated by S&P or Moody's or any other NRSRO (please see each Fund's prospectus for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds mainly refer to ratings assigned by S&P and Moody's which are described in Appendix A. Each Fund may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Fund may permissibly invest.

     HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by a Fund.

     RATINGS DOWNGRADES. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, NB Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

     MATURITY

     "Term to maturity" measures the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Each Fund is required to maintain a dollar-weighted average portfolio maturity of no more than 90 days and invest in a portfolio of debt instruments with remaining maturities of 397 days or less.

            SPECIAL RISK CONSIDERATIONS FOR LEHMAN BROTHERS NEW YORK
                              MUNICIPAL MONEY FUND


     SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS. The Fund will have considerable investments in New York municipal obligations. Accordingly, the Fund will be more susceptible to certain factors which could adversely affect issuers of New York municipal obligations than a mutual fund which does not have as great a concentration in New York municipal obligations. The ability of issuers to pay interest on, and repay principal of, New York municipal obligations may be affected by: (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial and economic profile as well as the political climate of the State of New York, its public authorities, and political subdivisions; and (3) a change in New York laws and regulations or subsequent court decisions that may affect, directly or indirectly, New York municipal obligations. The Fund's yield and share price are sensitive to these factors as one or more of such factors could undermine New York issuers' efforts to borrow, inhibit secondary market liquidity and erode credit ratings.

     Summarized below are important financial concerns relating to the Fund's investments in New York municipal obligations. This section is not intended to be an entirely comprehensive description of all risks involved in investing in New York municipal obligations. The information contained in this section is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of New York (the "State") and the City of New York (the "City"). It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State and the City, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

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

     STATE ECONOMY. The State has a varied economy with a comparatively large share of the nation's financial activities, information, and employment in education and health services, but a very small share of the nation's farming and mining activity. The State has the third largest population in the nation, and its residents have a relatively high level of personal wealth. Its location, airport facilities, and natural harbors have made it a vital link in international commerce and tourism comprises a significant part of the economy. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the services sector. New York City, which is the most populous city in the nation and the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

     The State economy continues to expand, as recent above-trend growth rates reinforce the strength of the State economy. Nonetheless, there can be no assurance that the State economy will not experience worse-than-predicted results in the 2005-06 fiscal year (April 1, 2005 through March 31, 2006) or subsequent fiscal years, with corresponding material and adverse effects on the State's projections of receipts and disbursements. While the State's job base was declining for several years, this trend is reversing and it is recovering fully from the impact of the September 11, 2001 terrorist attack. The employment forecast is expected to remain the same, with total and private nonfarm employment projected to grow 1.0 percent and 1.3 percent, respectively. Although the housing market is expected to continue to grow going forward, the growth will likely not be as healthy as observed in prior years. Furthermore, with the improvement in the stock market during recent years, the securities industry continues to experience solid profit levels, albeit slightly less than prior years' highs. Personal income growth for 2005 has been revised to 5 percent due to revisions by the U.S. Bureau of Economic Analysis in the nonwage components of income, and the total New York wage and salary growth for the State are predicted to remain constant at 4.9 percent.

     Many uncertainties exist in any forecast of the national and State economies. Given recent events, such uncertainties are particularly pronounced at this time. The State and City of New York are particularly vulnerable to an unexpectedly poor performance by the financial markets, which could reduce securities industry rates of profit and bonus payment growth. General global instability along with increasing energy prices and interest rates could also adversely impact the equity markets resulting in a disproportionate impact to the economy.

     STATE BUDGET. Each year, the Governor is required to provide the State Legislature with a balanced executive budget (the "Executive Budget") which constitutes the proposed State financial plan for the ensuing fiscal year. The State's fiscal year for 2005-06 ends on March 31, 2006. (New York State's fiscal year for 2006-07 will run from April 1, 2006 to March 31, 2007.) All Government Funds receipts are projected to be $106.5 billion in 2005-06, an increase of $4.5 billion from 2004-05. All Government Funds spending is projected to be $106.5 billion in 2005-06, an increase of $4.4 billion from 2004-05. Spending increases were primarily due to increased expenses, larger disbursements for Medicaid, school aid, and higher education.

     Assuming improved economic performance and growth in both personal income and sales taxes, the financial plan projects a closing balance in the State's largest and principal operating fund, the General Fund, of $1.8 billion at the end of the 2005-06 fiscal year. As a result of a significant revenue increase due to a range of positive economic developments and tax stimuli, total General Fund receipts and transfers from other funds are projected to grow by $3.0 billion from the $43.8 billion recorded in 2004-05, resulting in a total General Fund balance of $46.8 billion in 2005-06. Because of higher spending on grants to local governments, state operations, and general state charges, partially offset by lower spending on capital projects and transfers to other funds, total General Fund disbursements, including transfers to other funds, are projected to be $46.2 billion for 2005-06, an increase of $2.1 billion from 2004-05.

     NON-RECURRING ACTIONS. The 2005-06 budget includes a total of $889 million in non-recurring actions. Two of those actions are $90 million in additional revenues from abandoned property revenue, and $112 million in additional sweeps of available fund balances.

     GENERAL FUND OUTYEAR BUDGET GAP PROJECTIONS. As the State prepared the budget cycle for 2005-2006, it anticipated budget gaps in the General Fund of $5.8 billion in 2006-2007 and $5.6 billion in 2007-2008. However, because of the recurring savings proposed in the 2005-2006 Executive Budget, the gaps of both were reduced to $2.5 billion. When compared to the Executive Budget projections, the General Fund budget gaps for the 2006-2007 and 2007-2008 budgets have increased and are now estimated at $3.2 billion and $4.1 billion, respectively. These estimates reflect the use of the Fiscal Stability Reserve to reduce the out year gaps in equal amounts and are principally the result of anticipated spending increases which exceed growth in revenue collections and the loss of nonrecurring resources applied to the 2005-2006 budget.

     Future budget gaps are subject to substantial revision as additional information becomes available about the national and State economies, financial sector activity, entitlement spending and social service caseloads, and State reimbursement obligations that are driven by local government activity. Key factors include: end-of-year business tax collections; calendar year economic results; year-end financial sector bonus income data; the school aid database update in November; and quarterly Medicaid cycle trend analysis.

     OTHER CONSIDERATIONS. Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the Budget. These factors may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State's control. It is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. There can be no assurance that the State's actual results will not differ materially and adversely from the current forecast.

     The State anticipates its general reserves will total $893 million, including $872 million in the rainy day reserve (the "tax stabilization reserve") and $21 million in the Contingency Reserve Fund for litigation risks. An additional $1.0 billion has been set aside in a fiscal stability reserve which is intended to be dispersed in equal installments in 2006-07 and 2007-08 to help lower the projected budget gaps. The State also has $839 million in restricted fund balances that are set aside for the payment of 2005 tax refunds ($552 million) and existing liabilities for the Community Projects Fund ($287 million).

     Aside from the $21 million in the Contingency Reserve Fund, specific reserves have not been set aside to cover potential costs that could materialize as a result of adverse rulings in pending litigation, the cost of collective bargaining agreements with State employee unions, federal actions that could adversely affect the State's projections of receipts and disbursements, or other federal disallowances.

     The fiscal health of the State is closely linked to the fiscal health of its localities, particularly the City, which has required historically significant financial assistance from the State. National recession, the September 11, 2001 terrorist attacks and stock market declines have yielded substantive credit pressure, although rating stability has been exhibited throughout these events. The State's disproportionate dependency upon the financial services sector exposes the State to volatility during periods of financial market weakness. Furthermore, upstate municipalities do not necessarily benefit from strong financial market performance as do the City and surrounding areas and, therefore, economic improvement may not be uniform across the State. Furthermore, if the global economies have slower growth than expected, demand for State goods and services would be lower than projected, which would again diminish employment and income growth relative to the forecast.

     The United States Congress often considers making changes to federal income tax law. Since the State uses federal taxable income as the starting point for calculating taxable income, such changes in federal law could adversely impact State tax revenues.

     RECENT STATE FISCAL YEARS. The Division of the Budget ("DOB") reported that the State ended the 2004-05 fiscal year on March 31, 2005 with a General Fund operating surplus of $1.2 billion. Total receipts, including transfers from other funds, were $43.8 billion. Disbursements, including transfers to other funds, totaled $43.6 billion. The General Fund ended the fiscal year with a balance of $1.2 billion. The closing fund balance does not take into account $1.3 billion on deposit in the refund reserve account at the end of the 2004-2005 fiscal year, including $601 million in the new fiscal stability reserve fund.

     STATE DEBT. Included in state financing activities are general obligation debt as well as State-guaranteed debt, to which the full faith and credit of the State has been pledged. Also included in the State's financing activities are lease-purchase and contractual-obligation financings and other financings through public authorities and municipalities, where the State's obligation to make payments for debt service is generally subject to annual appropriation by the Legislature.

     The State had approximately $3.7 billion outstanding in general obligation debt, $32.6 billion in debt relating to lease-purchase and contractual-obligation financing of State capital programs, and $4.4 billion in debt from the Local Government Assistance Corporation, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing, as of March 31, 2005. The State's 2005-06 borrowing plan projects that $279 million in general obligation bonds will be issued, along with $728 million to finance capital projects for transportation and approximately $3 billion of bonds to restructure outstanding bonds. Further expected issuances include $21 million in DOH Revenue Bonds to support a portion of the costs to construct a new veteran's nursing home, $2.8 billion in state personal income tax revenue bonds to finance other capital programs, $203 million to finance capital projects at mental health facilities, and $163 million to finance capital projects for student dormitories at State educational institutions.

     The total amount of State debt outstanding is projected to slightly decline from 5.54 percent of personal income in fiscal year 2004-05 to 5.52 percent in fiscal year 2005-06. Total debt service costs as a percent of all receipts is estimated to be 3.60 percent in fiscal year 2005-2006, and total debt outstanding is projected to increase from $40.7 billion in 2004-05 to $42.6 billion in 2005-06.

     New State-supported debt issued on or after April 1, 2000 is subject to the Debt Reform Act of 2000 ("Debt Reform Act"). This Act imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only, and restricts the maximum term of debt issuances to no more than 30 years.

     As of September 30, 2005, Fitch, Moody's and Standard & Poor's rated the State's outstanding general obligation bonds AA-, A1 and AA, respectively. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant.

     LITIGATION. The State is currently involved in certain litigation where adverse decisions could have a material impact on State finances. Included in this litigation are the following matters, although not exhaustive of all pending matters:

     In FREEDOM HOLDINGS INC. ET AL. V. SPITZER ET ANO., two cigarette importers in 2002 challenged laws enacted by the State under the 1998 Tobacco Master Settlement Agreement ("MSA"). The trial court granted the State's motion to dismiss for failure to state a cause of action. Plaintiffs appealed and, on January 6, 2004, the appellate court (1) affirmed the dismissal of the Commerce Clause violation; (2) reversed the dismissal of anti-trust violations; and (3) remanded the equal protection violations relating to selective enforcement of State laws on Native American reservations to the trial court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) primarily on preemption grounds. Plaintiffs also sought preliminary injunctive relief which was denied by the trial court except that portion of the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs appealed and the appellate court affirmed the trial court's denial.

     In CAMPAIGN FOR FISCAL EQUITY, INC., ET AL. V. STATE, ET AL., plaintiffs claimed that the State's method of determining funding levels for City public schools does not provide a "sound basic education" as required by the State Constitution and has a disparate impact on plaintiffs in violation of Title VI of the Civil Rights Act of 1964. By a decision dated June 26, 2003, the New York State Court of Appeals held that the evidence supported the trial court's conclusion that City schoolchildren were not receiving the constitutionally mandated opportunity for a sound basic education, and remitted the case to the trial court for further proceedings in accordance with its decision. In August 2004, the Supreme Court, New York County, referred this case to a panel of three referees to make recommendations as to how the State should satisfy the Court of Appeals holding. On November 30, 2004, the panel recommended that that the State pay City Schools $9.2 billion over the next five years for capital improvements in addition to $14.1 billion over the next four years in additional operations funding.

     There are currently multiple Indian land claims before the courts which include ONEIDA INDIAN NATION OF NEW YORK ET AL. V. COUNTY OF ONEIDA, CAYUGA INDIAN NATION OF NEW YORK V. CUOMO, ET AL., CANADIAN ST. REGIS BAND OF MOHAWK INDIANS, ET AL., V. STATE OF NEW YORK, ET AL., and SENECA NATION OF INDIANS, ET AL V. STATE, ET AL. in which the State may be liable for monetary damages or transfer of property among other damages.

     In CONSUMERS UNION OF U.S., INC. V. STATE, plaintiffs challenge the constitutionality of statutes relating to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. Upon such conversion, the law requires, in part, that assets representing 95 percent of the fair market value of the not-for-profit corporation be transferred to a fund designated as the "public asset fund" to be used for the purpose set forth in the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which was returnable simultaneously with the motions to dismiss, on November 26, 2002. On May 20, 2004, the Appellate Division, First Department affirmed the dismissal of plaintiff's original complaint but also affirmed the denial of defendants' motion to dismiss the amended claim. The State, the other defendants and the plaintiffs have been granted leave to appeal to the Court of Appeals.

     Other significant litigation includes statutory challenges related to Medicaid payment reimbursement methodology.

     STATE RETIREMENT SYSTEMS. The State and Local Retirement Systems ("Systems") provide coverage for public employees of the State and its localities (except employees of the City and teachers, who are covered by separate plans). The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. The present value of anticipated benefits for current members, retirees, and beneficiaries as of April 1, 2005 was $145.4 billion (including $53.4 billion for current retirees and beneficiaries), and the net assets available for benefits as of March 31, 2005 were $128 billion (including $2.3 billion in receivables). Under the funding method used by the Systems, the anticipated benefits of current members, retirees and beneficiaries are expected to be sufficiently covered by the net assets, plus future actuarially determined contributions.

     AUTHORITIES. Generally, the fiscal stability of the State is partially dependent upon the fiscal stability of its public authorities ("Authorities"). Such Authorities are responsible for financing, constructing, and operating revenue-producing public benefit facilities. Authorities may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization and are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself. Not surprisingly, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related, the State's access to the public credit markets could be impaired, and consequently, the market price of its outstanding debt could be negatively affected. As of December 31, 2005, the aggregate outstanding debt, including refunding bonds, of all the Authorities was $120.4 billion, and there were 18 public authorities that had outstanding debt of $100 million or more.

     In order to pay their operating expenses and debt service costs, public authorities generally use revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, rentals charged for housing units, charges for occupancy at medical care facilities, and charges for public power, electric, and gas utility services. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the
Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. Moreover, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, but understandably, the affected localities could seek additional State funds in the event that local assistance payments are diverted to Authorities.

     METROPOLITAN TRANSPORTATION AUTHORITY ("MTA"). The official financial disclosure of the MTA and its subsidiaries is available by contacting the Metropolitan Transportation Authority, Finance Department, 347 Madison Avenue, 6th Floor, New York, New York 10017 or by visiting the MTA website at www.mta.info.

     NEW YORK CITY. The fiscal demands on the State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State's finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets. The official financial disclosure of The City of New York and the financing entities issuing debt on its behalf is available by contacting Raymond J. Orlando, Director of Investor Relations, (212) 788-5875 or contacting the Office of Management and Budget, 75 Park Place, 6th Floor, New York, NY 10007.

     NEW YORK CITY FINANCIAL PLAN. On January 27, 2005, the City released a modification to its financial plan for 2005-09 ("January Financial Plan"). The January Financial Plan projected revenues and expenditures for the 2005 and 2006 fiscal years are balanced, in accordance with generally accepted accounting principles, and projects gaps of $3.7 billion, $3.6 billion and $3.2 billion for fiscal years 2007, 2008 and 2009, respectively. The 2006-2009 financial plan's projections for total revenues for each of these gap outyears is approximately $48.4 billion, $50.1 billion and $52 billion.

     On May 5, 2005, the Mayor issued the Executive budget for fiscal year 2006 and an updated four-year financial plan for 2006 through 2009. The City projects a balanced budget for the 2006 fiscal year, a budget gap of $4.5 billion, $4.2

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

billion and $3.7 billion for fiscal years 2007, 2008 and 2009 respectively.

     The staffs of the New York State Financial Control Board("FCB"), Office of the State Deputy Comptroller for the City of New York ("OSDC"), the City Comptroller and the Independent Budget Office ("IBO"), issue periodic reports on the City's financial plans. Copies of the most recent reports are available by contacting: FCB, 123 William Street, 23rd Floor, New York, NY 10038, Attention:
Executive  Director;  OSDC,  59 Maiden  Lane,  29th Floor,  New York,  NY 10038,
Attention: Deputy Comptroller; City Comptroller, Municipal Building, 6th Floor, One Centre Street, New York, NY 10007-2341, Attention: Deputy Comptroller for Budget; and IBO, 110 William Street, 14th Floor, New York, NY 10038, Attention:
Director.

     NEW YORK CITY FINANCING PROGRAM. Successful execution of the January Financial Plan depends upon the City's ability to market its securities successfully. The City's program for financing capital projects for fiscal years 2005 through 2009 projects $29.4 billion of long-term borrowing to support the City's current capital program. With the exception of a very small portion of the financing, the program will be implemented through General Obligation ("GO") bonds of the City and bonds of the New York City Municipal Water Finance Authority ("NYW"), unless bonding capacity of the New York City Transitional Finance Authority ("TFA") is increased.

     The City's total debt outstanding (excluding approximately $14 billion in debt of the NYW) for fiscal year 2005 is expected to be approximately $50.7 billion, which equals 14.8% of total City personal income. The City's financial plan is predicated on numerous assumptions, including the condition of the City's and the region's economies and the associated receipt of economically sensitive tax revenues in the projected amounts. The plan is also subject to a variety of other factors.

     In addition to borrowings related to capital projects, the City issues both revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, NYW, TFA, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the NYW, TFA, Dormitory Authority of the State of New York and TSASC.

     Since 1981, the City has repayed all short-term obligations within their fiscal year of issuance, fully satisfying its seasonal financing needs in the public credit markets. At times, the City has been obligated to issue short-term notes in amounts exceeding those expected earlier in the fiscal year because of delays in adopting the State's budget.

     OTHER LOCALITIES. Historically, the State has provided unrestricted financial assistance to cities, counties, towns and villages outside of the City. Certain localities outside the City have experienced financial problems and have consequently requested and received additional State assistance during the last several State fiscal years. Not included in the projections of the State's receipts and disbursements for the State's 2005-06 fiscal year or thereafter is the potential impact of any future requests by localities for additional financial assistance.

                           CERTAIN RISK CONSIDERATIONS

     Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective. Each Fund's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Fund invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

                             PERFORMANCE INFORMATION

     Each Fund's performance figures are based or will be based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. An investment in any of the Funds, when redeemed, may be worth more or less than an investor's original cost.

Yield Calculations
------------------

     Each Fund may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

     The EFFECTIVE YIELD of each Fund is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

                                                        365/7
             Effective Yield = [(Base Period Return + 1)     ] - 1.

Tax Equivalent Yield
--------------------

     LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND. This Fund may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest combined marginal rate of federal income tax and New York state and New York city personal income taxes (42.9% during 2005) would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                       Tax Equivalent Yield = Y1  +  Y2  + Y3
                                             ----   ----
                                             1-MR   1-MR
                                                        NY
where Y1 equals the portion of the Fund's current or effective yield that is not subject to federal, New York state and New York city personal income taxes, Y2 equals the portion of the Fund's current or effective yield that is subject to New York state and New York city personal income taxes, Y3 equals the portion of the Fund's current or effective yield that is subject to federal income tax and New York state and New York city personal income taxes, MRNY equals New York's highest marginal tax rate in 2004, and MR equals the highest combined marginal tax rate.

     For example, if the tax-free yield is 4%, there is no interest subject to federal, New York state and New York city personal income taxes, and the maximum combined tax rate is 42.9% during 2005, the computation is:

             4% / (1 - .429) = 4 / .571 = 7.01% Tax Equivalent Yield


In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 7.01%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 7.01%. This example assumes that all of the income from the investment is tax-exempt.

     The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Fund's future performance.

     LEHMAN BROTHERS MUNICIPAL MONEY FUND, NATIONAL MUNICIPAL MONEY FUND AND TAX-FREE MONEY FUND. Each Fund may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rate of federal income tax (35% during 2005) would have had to receive in order to realize the same level of after-tax yield produced by an investment in a Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                         Tax Equivalent Yield =  Y1 + Y2
                                                ----
                                                1-MR

where Y1 equals the portion of a Fund's current or effective yield that is not subject to federal income tax, Y2 equals the portion of a Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal federal tax rate.

     For example, if the tax-free yield is 4%, there is no interest subject to federal income tax, and the maximum federal income tax rate is 35% during 2005, the computation is:

              4% / (1 - .35) = 4 / .65 = 6.15% Tax Equivalent Yield

In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.15%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.15%. This example assumes that all of the income from the investment is tax-exempt.

     The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Funds' future performance.

     NB Management may from time to time reimburse a Fund for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees
---------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS
                                                                  IN FUND          OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
                     AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
NAME, AGE, AND         OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED(2)    PRINCIPAL OCCUPATION(S)(3)    TRUSTEE(4)     FUND TRUSTEE
------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
------------------------------------------------------------------------------------------------
John Cannon (75)       Trustee     Consultant. Formerly,             45       Independent
                        since      Chairman, CDC Investment                   Trustee or
                         1994      Advisers (registered                       Director of
                                   investment adviser), 1993                  three series of
                                   to January 1999; formerly,                 Oppenheimer
                                   President and Chief                        Funds: Limited
                                   Executive Officer, AMA                     Term New York
                                   Investment Advisors, an                    Municipal Fund,
                                   affiliate of the American                  Rochester Fund
                                   Medical Association.                       Municipals, and
                                                                              Oppenheimer
                                                                              Convertible
                                                                              Securities Fund,
                                                                              since 1992.

------------------------------------------------------------------------------------------------
Faith Colish (70)      Trustee     Counsel, Carter Ledyard &         45       Director,
                        since      Milburn LLP (law firm)                     American Bar
                         2000      since October 2002;                        Retirement
                                   formerly, Attorney-at-Law                  Association
                                   and President, Faith                       (ABRA) since
                                   Colish, A Professional                     1997
                                   Corporation, 1980 to 2002.                 (not-for-profit
                                                                              membership
                                                                              association).

------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS
                                                                  IN FUND          OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
                     AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
NAME, AGE, AND         OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED(2)    PRINCIPAL OCCUPATION(S)(3)    TRUSTEE(4)     FUND TRUSTEE
------------------------------------------------------------------------------------------------
C. Anne Harvey (68)    Trustee     Consultant, C.A. Harvey           45       President, Board
                        since      Associates since June                      of Associates to
                         2000      2001; formerly, Director,                  The National
                                   AARP, 1978 to December                     Rehabilitation
                                   2001.                                      Hospital's Board
                                                                              of Directors
                                                                              since 2002;
                                                                              formerly,
                                                                              Member,
                                                                              Individual
                                                                              Investors
                                                                              Advisory
                                                                              Committee to the
                                                                              New York Stock
                                                                              Exchange Board
                                                                              of Directors,
                                                                              1998 to June
                                                                              2002; formerly,
                                                                              Member, American
                                                                              Savings
                                                                              Education
                                                                              Council's Policy
                                                                              Board (ASEC),
                                                                              1998 to 2000;
                                                                              formerly,
                                                                              Member,
                                                                              Executive
                                                                              Committee, Crime
                                                                              Prevention
                                                                              Coalition of
                                                                              America, 1997 to
                                                                              2000.

------------------------------------------------------------------------------------------------
Barry Hirsch (72)      Trustee     Attorney-at-Law. Formerly,        45       None.
                        since      Senior Counsel, Loews
                         1993      Corporation (diversified
                                   financial corporation) May
                                   2002 to April 2003;
                                   formerly, Senior Vice
                                   President, Secretary and
                                   General Counsel, Loews
                                   Corporation.
------------------------------------------------------------------------------------------------
Robert A. Kavesh       Trustee     Marcus Nadler Professor           45       Director, The
(78)                    since      Emeritus of Finance and                    Caring Community
                         1993      Economics, New York                        (not-for-profit);
                                   University Stern School of                 formerly,
                                   Business; formerly,                        Director, DEL
                                   Executive                                  Laboratories,
                                   Secretary-Treasurer,                       Inc. (cosmetics
                                   American Finance                           and
                                   Association, 1961 to 1979.                 pharmaceuticals),
                                                                              1978 to 2004;
                                                                              formerly,
                                                                              Director, Apple
                                                                              Bank for
                                                                              Savings, 1979 to
                                                                              1990; formerly,
                                                                              Director,
                                                                              Western Pacific
                                                                              Industries,
                                                                              Inc., 1972 to
                                                                              1986 (public
                                                                              company).

------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS
                                                                  IN FUND          OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
                     AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
NAME, AGE, AND         OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED(2)    PRINCIPAL OCCUPATION(S)(3)    TRUSTEE(4)     FUND TRUSTEE
------------------------------------------------------------------------------------------------
Howard A. Mileaf       Trustee     Retired. Formerly, Vice           45       Director,
(68)                    since      President and Special                      WHX Corporation
                         2000      Counsel, WHX Corporation                   (holding
                                   (holding company) 1993 to                  company) since
                                   2001.                                      August 2002;
                                                                              Director,
                                                                              Webfinancial
                                                                              Corporation
                                                                              (holding
                                                                              company) since
                                                                              December 2002;
                                                                              Director, State
                                                                              Theatre of New
                                                                              Jersey
                                                                              (not-for-profit
                                                                              theater) since
                                                                              2000; formerly,
                                                                              Director, Kevlin
                                                                              Corporation
                                                                              (manufacturer of
                                                                              microwave and
                                                                              other products).

------------------------------------------------------------------------------------------------
Edward I. O'Brien      Trustee     Formerly, Member,                 45       Director, Legg
(77)                    since      Investment Policy                          Mason, Inc.
                         2000      Committee, Edward Jones,                   (financial
                                   1993 to 2001; President,                   services holding
                                   Securities Industry                        company) since
                                   Association ("SIA")                        1993; formerly,
                                   (securities industry's                     Director, Boston
                                   representative in                          Financial Group
                                   government relations and                   (real estate and
                                   regulatory matters at the                  tax shelters)
                                   federal and state levels)                  1993 to 1999.
                                   1974 to 1992; Adviser to
                                   SIA, November 1992 to
                                   November 1993.
------------------------------------------------------------------------------------------------
William E. Rulon       Trustee     Retired. Formerly, Senior         45       Director,
(73)                    since      Vice President, Foodmaker,                 Pro-Kids Golf
                         1993      Inc. (operator and                         and Learning
                                   franchiser of restaurants)                 Academy (teach
                                   until January 1997.                        golf and
                                                                              computer usage
                                                                              to "at risk"
                                                                              children) since
                                                                              1998; formerly,
                                                                              Director,
                                                                              Prandium, Inc.
                                                                              (restaurants)
                                                                              from March 2001
                                                                              to  July 2002.

------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS
                                                                  IN FUND          OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
                     AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
NAME, AGE, AND         OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED(2)    PRINCIPAL OCCUPATION(S)(3)    TRUSTEE(4)     FUND TRUSTEE
------------------------------------------------------------------------------------------------
Cornelius T. Ryan      Trustee     Founding General Partner,         45       Director,
(74)                    since      Oxford Partners and Oxford                 Capital Cash
                         2000      Bioscience Partners                        Management Trust
                                   (venture capital                           (money market
                                   partnerships) and                          fund),
                                   President, Oxford Venture                  Naragansett
                                   Corporation.                               Insured Tax-Free
                                                                              Income Fund,
                                                                              Rocky Mountain
                                                                              Equity Fund,
                                                                              Prime Cash Fund,
                                                                              several private
                                                                              companies and
                                                                              QuadraMed
                                                                              Corporation
                                                                              (NASDAQ).

------------------------------------------------------------------------------------------------
Tom D. Seip (55)       Trustee     General Partner, Seip             45       Director, H&R
                        since      Investments LP (a private                  Block, Inc.
                         2000      investment partnership);                   (financial
                                   formerly, President and                    services
                                   CEO, Westaff, Inc.                         company) since
                                   (temporary staffing), May                  May 2001;
                                   2001 to January 2002;                      Director,
                                   Senior Executive at the                    Forward
                                   Charles Schwab Corporation                 Management, Inc.
                                   from 1983 to 1999,                         (asset
                                   including Chief Executive                  management)
                                   Officer, Charles Schwab                    since 2001;
                                   Investment Management,                     formerly,
                                   Inc. and Trustee, Schwab                   Director,
                                   Family of Funds and Schwab                 General Magic
                                   Investments from 1997 to                   (voice
                                   1998; and Executive Vice                   recognition
                                   President-Retail                           software) 2001
                                   Brokerage, Charles Schwab                  to 2002;
                                   Investment Management from                 formerly,
                                   1994 to 1997.                              Director,
                                                                              E-Finance
                                                                              Corporation
                                                                              (credit
                                                                              decisioning
                                                                              services) 1999
                                                                              to 2003;
                                                                              formerly,
                                                                              Director,
                                                                              Save-Daily.com
                                                                              (micro investing
                                                                              services) 1999
                                                                              to 2003;
                                                                              Director,
                                                                              Offroad Capital
                                                                              Inc. (pre-public
                                                                              internet
                                                                              commerce
                                                                              company).

------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS
                                                                  IN FUND          OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
                     AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
NAME, AGE, AND         OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED(2)    PRINCIPAL OCCUPATION(S)(3)    TRUSTEE(4)     FUND TRUSTEE
------------------------------------------------------------------------------------------------
Candace L.             Trustee     Private investor and              45       Director, The
Straight (58)           since      consultant specializing in                 Proformance
                         1993      the insurance industry;                    Insurance
                                   formerly, Advisory                         Company
                                   Director, Securitas                        (personal lines
                                   Capital LLC (a global                      property and
                                   private equity investment                  casualty
                                   firm dedicated to making                   insurance
                                   investments in the                         company) since
                                   insurance sector) 1998 to                  March 2004;
                                   December 2002.                             Director,
                                                                              Providence
                                                                              Washington
                                                                              (property and
                                                                              casualty
                                                                              insurance
                                                                              company) since
                                                                              December 1998;
                                                                              Director, Summit
                                                                              Global Partners
                                                                              (insurance
                                                                              brokerage firm)
                                                                              since October
                                                                              2000.

------------------------------------------------------------------------------------------------
Peter P. Trapp (61)    Trustee     Regional Manager for              45       None.
                        since      Atlanta Region, Ford Motor
                         2000      Credit Company since
                                   August 1997; formerly,
                                   President, Ford Life
                                   Insurance Company, April
                                   1995 to August 1997.

------------------------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------
Jack L. Rivkin*       President    Executive Vice President          45       Director, Dale
(65)                 and Trustee   and Chief Investment                       Carnegie and
                      since 2002   Officer, Neuberger Berman                  Associates, Inc.
                                   Inc. (holding company)                     (private
                                   since 2002 and 2003,                       company) since
                                   respectively; Managing                     1998; Director,
                                   Director and Chief                         Emagin Corp.
                                   Investment Officer,                        (public company)
                                   Neuberger Berman since                     since 1997;
                                   December 2005 and 2003,                    Director,
                                   respectively; formerly,                    Solbright, Inc.
                                   Executive Vice President,                  (private company)
                                   Neuberger Berman from                      since 1998; Director,
                                   December 2002 to 2005;                     Infogate, Inc.
                                   Director and Chairman,                     (private company)
                                   NB Management since                        since 1997; Director,
                                   December 2002;                             Broadway Television
                                   formerly, Executive Vice                   Network (private
                                   President, Citigroup                       company) since
                                   Investments, Inc. from                     2000.
                                   September 1995 to February
                                   2002; formerly, Executive
                                   Vice President, Citigroup
                                   Inc. from September 1995
                                   to February 2002.


------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS
                                                                  IN FUND          OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
                     AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
NAME, AGE, AND         OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED(2)    PRINCIPAL OCCUPATION(S)(3)    TRUSTEE(4)     FUND TRUSTEE
------------------------------------------------------------------------------------------------
Peter E. Sundman*    Chairman of   Executive Vice President,         45       Director and
(46)                  the Board    Neuberger Berman Inc.                      Vice President,
                     and Trustee   (holding company) since                    Neuberger &
                     since 2000;   1999; Head of Neuberger                    Berman Agency,
                        Chief      Berman Inc.'s Mutual Funds                 Inc. since 2000;
                      Executive    Business (since 1999) and                  formerly,
                       Officer     Institutional Business                     Director,
                     since 1999;   (from 1999 to October                      Neuberger Berman
                      President    2005); responsible for                     Inc. (holding
                      from 1999    Managed Accounts Business                  company) from
                       to 2000     and intermediary                           October 1999 to
                                   distribution since October                 March 2003;
                                   2005; President and                        Trustee, Frost
                                   Director, NB Management                    Valley YMCA.
                                   since 1999; Managing Director,
                                   Neuberger Berman since 2005;
                                   formerly, Executive Vice
                                   President, Neuberger
                                   Berman from 1999 to December
                                   2005; formerly, Principal,
                                   Neuberger Berman from 1997
                                   to 1999; formerly, Senior
                                   Vice President, NB
                                   Management from 1996 to
                                   1999.
------------------------------------------------------------------------------------------------

     (1)  The business  address of each listed  person is 605 Third  Avenue,  New York,  New York
          10158.

     (2)  Pursuant to the Trust's Trust Instrument,  each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust  terminates;  except that (a) any
          Fund Trustee may resign by delivering a written  resignation;  (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written  instrument  signed by a majority  of the other Fund  Trustees;  and (d) any Fund  Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

     (3)  Except as otherwise  indicated,  each  individual  has held the positions  shown for at least the last five years.

     (4)  For funds  organized  in a  master-feeder  structure,  we count the master fund and its associated feeder funds as a single portfolio.

     *    Indicates a Trustee who is an  "interested  person" within the meaning of the 1940 Act.
          Mr.  Sundman and Mr. Rivkin are  interested  persons of the Trust by virtue of the fact that they are officers and/or  directors of NB Management and Executive Vice Presidents of Neuberger Berman.

Information about the Officers of the Trust
-------------------------------------------

Name, Age, and Address (1)          Position and Length of           Principal Occupation(s) (3)
--------------------------          -----------------------          ---------------------------
                                        Time Served (2)
                                        ---------------
Michael J. Bradler (35)          Assistant Treasurer since 2005  Employee, NB Management since 1997;
                                                                 Assistant Treasurer, fifteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator since 2005.
-----------------------------------------------------------------------------------------------------

Name, Age, and Address (1)          Position and Length of           Principal Occupation(s) (3)
--------------------------          -----------------------          ---------------------------
                                        Time Served (2)
                                        ---------------
Claudia A. Brandon (49)               Secretary since 1985       Vice President-Mutual Fund Board
                                                                 Relations, NB Management since 2000
                                                                 and Assistant Secretary since 2004;
                                                                 Vice President, Neuberger Berman
                                                                 since 2002 and employee since 1999;
                                                                 formerly, Vice President, NB
                                                                 Management from 1986 to 1999;
                                                                 Secretary, fifteen registered
                                                                 investment companies for which NB
                                                                 Management acts as investment manager
                                                                 and administrator (four since 2002,
                                                                 three since 2003, four since 2004 and
                                                                 one since 2005).
-----------------------------------------------------------------------------------------------------
Robert Conti (49)                  Vice President since 2000     Senior Vice President, Neuberger
                                                                 Berman since 2003; formerly, Vice
                                                                 President, Neuberger Berman from
                                                                 1999 to 2003; Senior Vice
                                                                 President, NB Management since
                                                                 2000; formerly, Controller, NB
                                                                 Management until 1996; formerly,
                                                                 Treasurer, NB Management from 1996
                                                                 to 1999; Vice President, fifteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (three since 2000,
                                                                 four since 2002, three since 2003,
                                                                 four since 2004 and one since 2005).
-----------------------------------------------------------------------------------------------------
Brian J. Gaffney (52)              Vice President since 2000     Managing Director, Neuberger Berman
                                                                 since 1999; Senior Vice President,
                                                                 NB Management since 2000; formerly,
                                                                 Vice President, NB Management from
                                                                 1997 to 1999; Vice President,
                                                                 fifteen registered investment
                                                                 companies for which NB Management
                                                                 acts as investment manager and
                                                                 administrator (three since 2000,
                                                                 four since 2002, three since 2003,
                                                                 four since 2004 and one since 2005).
-----------------------------------------------------------------------------------------------------
Sheila R. James (40)             Assistant Secretary since 2002  Employee, Neuberger Berman since
                                                                 1999; formerly, Employee, NB
                                                                 Management from 1991 to 1999;
                                                                 Assistant Secretary, fifteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment and administrator (seven
                                                                 since 2002, three since 2003, four
                                                                 since 2004 and one since 2005).
-----------------------------------------------------------------------------------------------------
Kevin Lyons (50)                 Assistant Secretary since 2003  Employee, Neuberger Berman since
                                                                 1999; formerly, Employee, NB
                                                                 Management from 1993 to 1999;
                                                                 Assistant Secretary, fifteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (ten since 2003, four
                                                                 since 2004 and one since 2005).
-----------------------------------------------------------------------------------------------------

Name, Age, and Address (1)          Position and Length of           Principal Occupation(s) (3)
--------------------------          -----------------------          ---------------------------
                                        Time Served (2)
                                        ---------------
John M. McGovern (35)               Treasurer and Principal      Vice President, Neuberger Berman
                                    Financial and Accounting     since January 2004; Employee, NB
                                   Officer since 2005; prior     Management since 1993; Treasurer
                                  thereto, Assistant Treasurer   and Principal Financial and
                                           since 2002            Accounting Officer, fifteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (fifteen since 2005);
                                                                 formerly, Assistant Treasurer,
                                                                 fifteen registered investment
                                                                 companies for which NB Management
                                                                 acts as investment manager and
                                                                 administrator from 2002 to 2005.
-----------------------------------------------------------------------------------------------------
Frank Rosato (34)                Assistant Treasurer since 2005  Employee, NB Management since 1995;
                                                                 Assistant Treasurer, fifteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator since 2005.
-----------------------------------------------------------------------------------------------------
Frederic B. Soule (59)             Vice President since 2000     Senior Vice President, Neuberger
                                                                 Berman since 2003; formerly, Vice
                                                                 President, Neuberger Berman from
                                                                 1999 to 2003; formerly, Vice
                                                                 President, NB Management from 1995
                                                                 to 1999; Vice President, fifteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (three since 2000,
                                                                 four since 2002, three since 2003,
                                                                 four since 2004 and one since 2005).
-----------------------------------------------------------------------------------------------------
Chamaine Williams (34)              Chief Compliance Officer     Vice President, Lehman Brothers
                                           since 2005            Inc. since 2003; Chief Compliance
                                                                 Officer, fifteen registered
                                                                 investment companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator (fifteen
                                                                 since 2005); Chief Compliance
                                                                 Officer, Lehman Brothers Asset
                                                                 Management Inc. since 2003; Chief
                                                                 Compliance Officer, Lehman Brothers
                                                                 Alternative Investment Management
                                                                 LLC since 2003; formerly, Vice
                                                                 President, UBS Global Asset
                                                                 Management (US) Inc. (formerly,
                                                                 Mitchell Hutchins Asset Management,
                                                                 a wholly-owned subsidiary of
                                                                 PaineWebber Inc.) from 1997-2003.
--------------------

     (1)  The business  address of each listed  person is 605 Third  Avenue,  New York,  New York
          10158.

     (2)  Pursuant to the By-Laws of the Trust,  each officer  elected by the Fund Trustees shall hold office until his or her  successor  shall have been elected and qualified or until his or her earlier death,  inability to serve,  or  resignation.  Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

     (3)  Except as otherwise  indicated,  each  individual  has held the positions  shown for at least the last five years.


The Board of Trustees
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2005, the Committee met seven times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee). The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering testing compliance by the Fund and its Service Providers. Its members are John Cannon, Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman) and Edward I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2005, the Committee met two times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman, NB Management and Lehman Brothers Asset Management LLC.

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Barry Hirsch, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2005, the Committee met two times.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2005, the Committee did not meet.

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Income Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2005, the Committee met five times.

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing are not readily available; (d) oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are John Cannon, Faith Colish, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2005, the Committee met seven times.

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2005, the Committee met two times.

     The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Effective July 1, 2005, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on average net assets.

     The following table sets forth information concerning the compensation of the Fund Trustees. The Neuberger Berman Income Funds does not have any retirement plan for its trustees.

                                      TABLE OF COMPENSATION
                                      ---------------------
                                 FOR FISCAL YEAR ENDED 10/31/05
                                 ------------------------------
                                          Aggregate        Total Compensation from Investment
                                         Compensation      Companies in the Neuberger Berman
Name and Position with the Trust        from the Trust                Fund Complex
---------------------------------       --------------                ------------
INDEPENDENT FUND TRUSTEES
John Cannon                                $15,892                       $87,339
Trustee
Faith Colish                               $14,824                       $81,386
Trustee
C. Anne Harvey                             $14,824                       $81,386
Trustee
Barry Hirsch                               $14,824                       $81,386
Trustee

                                      TABLE OF COMPENSATION
                                      ---------------------
                                 FOR FISCAL YEAR ENDED 10/31/05
                                 ------------------------------
                                          Aggregate        Total Compensation from Investment
                                         Compensation      Companies in the Neuberger Berman
Name and Position with the Trust        from the Trust                Fund Complex
---------------------------------       --------------                ------------
Robert A. Kavesh                           $14,824                       $81,386
Trustee
Howard A. Mileaf                           $15,005                       $82,363
Trustee
Edward I. O'Brien                          $14,824                       $81,386
Trustee
William E. Rulon                           $14,824                       $81,386
Trustee
Cornelius T. Ryan                          $16,761                       $92,280
Trustee
Tom Decker Seip                            $15,687                       $86,339
Trustee
Candace L. Straight                        $14,824                       $81,386
Trustee
Peter P. Trapp                             $15,892                       $87,339
Trustee
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
Jack L. Rivkin                                $0                           $0
President and Trustee
Peter E. Sundman                              $0                           $0
Chairman of the Board, Chief
Executive Officer and Trustee

     As Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, NATIONAL MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund were not operational prior to the date of this SAI, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of those Funds.

     On December 1, 2005, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Lehman Brothers MUNICIPAL MONEY Fund.

Ownership of Equity Securities by the Trustees
----------------------------------------------

     As of the date of this SAI, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, NATIONAL MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund are new and have not yet issued any shares. Set forth below is the dollar range of securities owned by each Fund Trustee of Lehman Brothers MUNICIPAL MONEY Fund as of December 31, 2004.

------------------------------------------
                                Municipal
                                Money
------------------------------------------
INDEPENDENT FUND TRUSTEES
------------------------------------------
John Cannon                         A
------------------------------------------
Faith Colish                        A
------------------------------------------
C. Anne Harvey                      A
------------------------------------------
Barry Hirsch                        A
------------------------------------------
Robert A. Kavesh                    A
------------------------------------------
Howard A. Mileaf                    E
------------------------------------------
Edward I. O'Brien                   A
------------------------------------------
William E. Rulon                    A
------------------------------------------
Cornelius T. Ryan                   E
------------------------------------------
Tom Decker Seip                     A
------------------------------------------
Candace L. Straight                 A
------------------------------------------
Peter P. Trapp                      A
------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------
Jack L. Rivkin                      A
------------------------------------------
Peter E. Sundman                    A
------------------------------------------
A = None  B = $1-$10,000  C = $10,000 - $50,000    D = $50,000-$100,000
E = over $100,000

     The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the Neuberger Berman Fund Family.

--------------------------------------------------------------------------------
                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY
NAME OF FUND TRUSTEE            FUND TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                                $50,001-$100,000
--------------------------------------------------------------------------------
Faith Colish                                                  Over $100,000
--------------------------------------------------------------------------------
C. Anne Harvey                                             $50,001-$100,000
--------------------------------------------------------------------------------
Barry Hirsch                                                  Over $100,000
--------------------------------------------------------------------------------
Robert A. Kavesh                                          $10,001 - $50,000
--------------------------------------------------------------------------------
Howard A. Mileaf                                              Over $100,000
--------------------------------------------------------------------------------
Edward I. O'Brien                                             Over $100,000
--------------------------------------------------------------------------------
William E. Rulon                                           $50,001-$100,000
--------------------------------------------------------------------------------
Cornelius T. Ryan                                             Over $100,000
--------------------------------------------------------------------------------
Tom Decker Seip                                               Over $100,000
--------------------------------------------------------------------------------
Candace L. Straight                                           Over $100,000
--------------------------------------------------------------------------------
Peter P. Trapp                                             $50,001-$100,000
--------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Jack L. Rivkin                                            $10,001 - $50,000
--------------------------------------------------------------------------------
Peter E. Sundman                                              Over $100,000
--------------------------------------------------------------------------------
* Valuation as of December 31, 2004.

Independent Fund Trustees Ownership of Securities
-------------------------------------------------

     No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

     NB Management serves as the investment manager to the Funds pursuant to two management agreements with the Trust, dated November 3, 2003 for Lehman Brother Municipal Money Fund and May 31, 2005 for Lehman Brothers New York Municipal Money Fund, National Municipal Money Fund and Tax-Free Money Fund ("Management Agreements").

     The Management Agreements provide, in substance, that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for the Funds' assets. The Management Agreements permit NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreements also specifically permit NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds, although NB Management has no current plans to pay a material amount of such compensation.

     NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the Fund Trustees, officers and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who are also officers of Neuberger Berman), who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See "Trustees and Officers." Each Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

     NB Management provides facilities, services, and personnel to each Fund pursuant to two administration agreements with the Trust, dated November 3, 2003 for the Investor Class and dated December 19, 2005 for the Reserve Class ("Administration Agreements"). For such administrative services, each Class of a Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

     Under the Administration Agreements for each class of shares, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreements and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreements.

     From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------

     For investment management services, each Fund pays NB Management a fee at the annual rate of 0.25% of the first $500 million of that Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

     For administrative services, the Investor Class of each Fund pays NB Management at the annual rate of 0.27% of that Class's average daily net assets. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate such third parties for accounting and other services.

     The Investor Class of Lehman Brothers MUNICIPAL MONEY Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal years ended October 31, 2004, 2003, and 2002:

                                Management and Administration Fees
                                ----------------------------------
                                     Accrued for Fiscal Years
                                     ------------------------
                                         Ended October 31
                                         ----------------
Investor Class               2004              2003              2002
--------------               ----              ----              ----
MUNICIPAL MONEY            $2,257,610        $2,617,043        $2,373,032


     For administrative services, the Reserve Class of each Fund pays NB Management at the annual rate of 0.08% of that Class's average daily net assets. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate such third parties for accounting and other services.

Waivers and Reimbursements
--------------------------

     NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a fund-by-fund or class-by-class basis.

Investor Class
--------------

     NB Management has contractually undertaken to reimburse the Investor Class of Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund so that the total operating expenses of the Investor Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.59% of average daily net assets. This undertaking lasts until October 31, 2009. The Investor Class of Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.59% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

Reserve Class
-------------

     NB Management has voluntarily undertaken to reimburse or waive the Reserve Class of NATIONAL MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund so that the total operating expenses of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) are initially limited to 0.17% of average daily net assets. NB Management expects that, after this initial period, it may voluntarily reimburse or waive certain expenses of the Fund, so that total annual operating expenses of the Fund are limited to 0.23% of average net assets. NB Management may, at its sole discretion, modify or terminate this voluntary commitment with notice to each Fund.

     The Management Agreements continue until October 31, 2006 with respect to each Fund. The Management Agreements are renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreements continue with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreements are renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

     The Management Agreements are terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreements are terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Advisers
------------

     Neuberger Berman, LLC:
     ----------------------

     NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to Lehman Brothers MUNICIPAL MONEY Fund pursuant to a sub-advisory agreement dated November 3, 2003 ("Sub-Advisory Agreement").

     The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services.

     The Sub-Advisory Agreement continues until October 31, 2006 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.

     Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

     Lehman Brothers Asset Management LLC
     ------------------------------------

     NB Management retains Lehman Brothers Asset Management LLC, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to the Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, NATIONAL MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund pursuant to a sub-advisory agreement dated May 31, 2005 ("Sub-Advisory Agreement").

     Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for each of the above named Fund's day-to-day management to Lehman Brothers Asset Management LLC. The Sub-Advisory Agreement provides in substance that Lehman Brothers Asset Management LLC will make and implement investment decisions for those Funds in its discretion and will continuously develop an investment program for those Funds' assets. The Sub-Advisory Agreement permits the Lehman Brothers Asset Management LLC to effect securities transactions on behalf of those Funds through associated persons of Lehman Brothers Asset Management LLC. The Sub-Advisory Agreement also specifically permits Lehman Brothers Asset Management LLC to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to those Funds, although Lehman Brothers Asset Management LLC has no current plans to pay a material amount of such compensation.

     The Sub-Advisory Agreement continues until October 31, 2006 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Lehman Brothers Asset Management LLC on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.

Board Consideration of the Management and Sub-Advisory Agreements
-----------------------------------------------------------------

     At a meeting held on March 16, 2005 and September 21, 2005, the Board, including the Independent Fund Trustees, approved the Management and Sub-Advisory Agreements ("Agreements") for Lehman Brothers New York Municipal
Money  Fund,  National  Municipal  Money  Fund and  Tax-Free  Money Fund (each a
"Fund").

     In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by NB Management and Lehman Brothers Asset Management LLC and met with senior representatives of NB Management and Lehman Brothers Asset Management LLC regarding their personnel and operations. The Independent Fund Trustees were advised by experienced 1940 Act counsel that is independent of NB Management and Lehman Brothers Asset Management LLC.

     The Board considered the following factors, among others, in connection with its approval of the Agreements: (1) the nature, extent, and quality of the services to be provided by NB Management and Lehman Brothers Asset Management LLC; (2) the performance of a similar fund for which NB Management acts as adviser; (3) the costs of the services to be provided; (4) the extent to which economies of scale might be realized as each Fund grows; and (5) whether fee levels reflect those potential economies of scale for the benefit of investors in each Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

     The Board evaluated the terms of the Agreements and whether the Agreements were in the best interests of each Fund and its shareholders. The Board considered, with respect to each Fund, the nature, extent and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Funds.

     With respect to the nature, extent and quality of the services provided, the Board considered the performance of a mutual fund managed by NB Management in a similar investment style as the Funds and the degree of risk likely to be undertaken by the portfolio managers. The Board considered the experience and staffing of portfolio management and the investment research personnel of NB Management and Lehman Brothers Asset Management LLC that would be dedicated to performing services for the Funds. The Board noted that NB Management would also provide certain administrative services, including fund accounting and compliance oversight. The Board also considered NB Management's and Lehman Brothers Asset Management LLC's policies and practices regarding brokerage and allocation of portfolio transactions for the Funds. In addition, the Board noted the positive compliance history of NB Management, as the firm has been free of significant compliance problems.

     With respect to the performance of a mutual fund managed by NB Management in a similar investment style as the Funds, the Board considered the performance of Lehman Brothers Municipal Money Fund relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies. The Board also considered the performance in relation to the degree of risk undertaken by the portfolio managers.

     With respect to the overall fairness of the Agreements, the Board considered the fee structure of the Agreements as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to NB Management or Lehman Brothers Asset Management LLC or their affiliates. In addition, the Board considered the contractual limits on Fund expenses undertaken by NB Management for Lehman Brothers New York Municipal Money Fund, and the management fee waivers undertaken for National Municipal Money Fund and Tax-Free Money Fund.

     The Board also evaluated any anticipated economies of scale in relation to the services NB Management provides to each Fund. The Board considered whether each Fund's fee structure provides for a reduction of payments resulting from the use of breakpoints and whether those breakpoints are set at appropriate asset levels.

     CONCLUSIONS

     In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interest of each Fund. In reaching this determination, the Board considered that NB Management and Lehman Brothers Asset Management LLC could be expected to provide a high level of service to each Fund; that each Fund's fee structure appeared to the Board to be reasonable given the quality of services expected to be provided; and that the expected benefits accruing to Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the expected benefits accruing to each Fund.

Investment Companies Managed
----------------------------

     As of September 30, 2005, the investment companies managed by NB Management had aggregate net assets of approximately $29.1 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     Approximate
                                                                   Net Assets at
Name                                                          September 30, 2005
----                                                          ------------------

Lehman Brothers Core Bond Fund.......................................$79,486,135
Lehman Brothers Municipal Money Fund................................$565,687,195
Neuberger Berman Cash Reserves......................................$451,251,790
Neuberger Berman Government Money Fund..............................$391,965,424
Neuberger Berman High Income Bond Fund..............................$812,333,409
Neuberger Berman Limited Maturity Bond Fund.........................$173,629,180
Neuberger Berman Municipal Securities Trust..........................$34,416,261
Neuberger Berman Strategic Income Fund...............................$24,218,596
Neuberger Berman Century Fund........................................$10,947,548
Neuberger Berman Fasciano Fund......................................$546,725,624
Neuberger Berman Focus Fund.......................................$1,376,545,729
Neuberger Berman Genesis Fund....................................$11,026,168,165
Neuberger Berman Guardian Fund....................................$1,596,467,893
Neuberger Berman International Fund.................................$801,106,118
Neuberger Berman International Institutional Fund....................$67,977,605
Neuberger Berman Manhattan Fund.....................................$355,667,159
Neuberger Berman Millennium Fund.....................................$49,809,053
Neuberger Berman Partners Fund....................................$2,576,030,160
Neuberger Berman Real Estate Fund....................................$48,196,540
Neuberger Berman Regency Fund.......................................$151,228,619

                                                                     Approximate
                                                                   Net Assets at
Name                                                          September 30, 2005
----                                                          ------------------

Neuberger Berman Socially Responsive Fund...........................$482,112,389
Neuberger Berman Advisers Management Trust........................$2,377,538,142
Neuberger Berman Intermediate Municipal Fund Inc....................$488,198,640
Neuberger Berman California Intermediate Municipal Fund Inc.........$160,460,044
Neuberger Berman New York Intermediate Municipal Fund Inc...........$130,375,303
Neuberger Berman Real Estate Income Fund Inc........................$148,966,543
Neuberger Berman Realty Income Fund Inc.............................$846,177,353
Neuberger Berman Real Estate Securities Income Fund Inc. ...........$830,177,951
Neuberger Berman Income Opportunity Fund Inc. ......................$423,842,088
Neuberger Berman Dividend Advantage Fund Inc. ......................$193,579,835
Institutional Liquidity Portfolio.................................$2,327,855,881
Prime Portfolio...................................................$1,954,043,195

     The investment decisions concerning the Funds and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when a Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman or Lehman Brothers Asset Management LLC are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

     The Funds are subject to certain limitations imposed on all advisory clients of Neuberger Berman and Lehman Brothers Asset Management LLC (including the Funds, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman, Lehman Brothers Asset Management LLC and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman and Lehman Brothers Asset Management LLC that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Code of Ethics
--------------

     The Funds, NB Management, Neuberger Berman and Lehman Brothers Asset Management LLC have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Funds' managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Neuberger Berman
------------------------------------------------------------

     Neuberger Berman, NB Management and Lehman Brothers Asset Management LLC are wholly owned by Lehman Brothers Holdings Inc., a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are:
Kevin Handwerker, Jeffrey B. Lane, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management LLC who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management LLC, are: Theodore P. Janulis, Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

     Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

     According to a Schedule 13G jointly filed on February 14, 2005 by AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, AXA Conseil Vie Assurance Mutuelle, and AXA Courtage Assurance Mutuelle (collectively, the "Mutuelles AXA"), AXA ("AXA"), and AXA Financial, Inc., a subsidiary of AXA ("AFI"): (a) the Mutuelles AXA, which as a group control AXA, and AXA beneficially own 12,161,892 shares of common stock of Lehman Brothers solely for investment purposes and have sole voting power with respect to 5,998,759 of such shares, shared voting power with respect to 1,562,204 of such shares, sole dispositive power with respect to 12,160,907 of such shares, and shared dispositive power with respect to 985 of such shares, and (b) 12,117,617 of such shares are beneficially owned by Alliance Capital Management L.P., a subsidiary of AFI, and the remainder of such shares are beneficially owned by other affiliates of AXA. Addresses of the joint filers are as follows: the Mutuelles AXA, 370, rue Saint Honore, 75001 Paris, France and 26, rue Louis le Grand, 75002 Paris, France; AXA, 25, avenue Matignon, 75008 Paris, France; and AFI, 1290 Avenue of the Americas, New York, NY 10104.

                            DISTRIBUTION ARRANGEMENTS

     Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund offer a class of shares, known as Investor Class. NATIONAL MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund offer a class of shares, known as Reserve Class.

Distributor
-----------

     NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Investor Class and Reserve Class shares are offered on a no-load basis.

     In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Investor Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of shares of each Fund's Reserve Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

     For each Fund's Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman, or Lehman Brothers Asset Management LLC.

     The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to each Class ("Distribution Agreements"). The Distribution Agreements continue until October 31, 2006. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

     From time to time, for the Reserve Class, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares. NB Management may also enter into agreements with registered broker-dealers or other third parties to sell Fund shares and may pay these broker-dealers or other third parties up to 100% of any distribution fee that it receives from a Fund for those sales and for services to the investors who hold the shares. NB Management may also pay non-affiliated entities out of its own assets to support the distribution of Fund shares and shareholder servicing.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

     Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each class of a Fund is calculated by subtracting total liabilities of that class from total assets attributable to the class (the market value of the securities the Fund holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that class and rounding the result to the nearest full cent.

     Each Fund will try to maintain a stable NAV of $1.00 per share. The Funds value their securities at their cost at the time of purchase and assume a constant amortization to maturity of any discount or premium. Each Fund calculates its NAVs as of 3:00 p.m. Eastern time on each day the NYSE and Federal Reserve Wire System ("Federal Reserve")is open.

Automatic Investing
-------------------

     Each Funds' Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, an Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in another money market fund for which NB Management serves as investment manager or (2) withdrawals from the Investor Class shareholder's checking account. In either case, the minimum monthly investment is $100. An Investor Class shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Lehman

Brothers Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                         ADDITIONAL EXCHANGE INFORMATION

     As more fully set forth in the section of the Prospectuses entitled "Maintaining Your Account," Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund's Investor Class shareholders may redeem at least $1,000 worth of the Fund's shares and invest the proceeds in Investor Class shares of one or more of the other Funds or the Equity, Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met. An Institution may exchange a Fund's Reserve Class shares for Reserve Class shares of one or more of the other Funds, if made available through that Institution. Currently, only certain Funds have a Reserve Class. Contact your investment provider for more information on how this would work.

EQUITY FUNDS
------------

Neuberger Berman       Seeks long-term  growth of capital;  dividend income is a
Century Fund           secondary  goal.  Invests  mainly  in  common  stocks  of
                       large-capitalization  companies.  The  Portfolio  Manager
                       seeks  to  buy  companies  with  strong   historical  and
                       prospective earnings growth.

Neuberger Berman       Seeks  long-term  capital growth.  The Portfolio  Manager
Fasciano Fund          also may consider a company's  potential for income prior
                       to selecting it for the Fund. The Fund invests mainly in the common stocks of small-cap companies, I.E., those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. In selecting companies that the Portfolio Manager believes may have greater potential to appreciate in price, the Portfolio
                       Manager will invest the Fund in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms.

Neuberger Berman       Seeks  long-term  growth of  capital.  Invests  mainly in
Focus Fund             common stocks selected from 13 multi-industry  sectors of
                       the economy. To maximize potential return, the Fund normally makes 90% or more of its investments in not more than six sectors of the economy, and may invest 50% or more of its assets in any one sector.

Neuberger Berman       Seeks  growth  of  capital.  Invests  mainly in stocks of
Genesis Fund           companies  with  small  market  capitalizations  (no more
(This Fund is closed than $1.5 billion at the time of the Fund's investment). to new investors.) Portfolio Managers seek to buy the stocks of undervalued companies whose current product lines and balance sheets are strong.

EQUITY FUNDS
------------

Neuberger Berman       Seeks  long-term   growth  of  capital  and  secondarily,
Guardian Fund          current  income.  Invests  mainly  in  stocks  of mid- to
                       large-capitalization companies that are well positioned and are undervalued in the market.

Neuberger Berman       Seeks   long-term   capital   appreciation  by  investing
International Fund     primarily in foreign stocks of any  capitalization,  both
                       in   developed   economies   and  in  emerging   markets.
                       Portfolio   Managers   seek   undervalued   companies  in
                       countries with strong potential for growth.

Neuberger Berman       Seeks growth of capital.  Invests in securities  believed
Manhattan Fund         to have  the  maximum  potential  for  long-term  capital
                       appreciation.   Portfolio   Managers  seek   fast-growing
                       companies  with  above  average  sales  and   competitive
                       returns on equity relative to their peers. Factors in identifying these firms may include financial strength, a strong position relative to competitors and strong earnings growth relative to competitors.

Neuberger Berman       Seeks  growth of  capital by  investing  mainly in common
Millennium Fund        stocks  of  small-capitalization   companies,   which  it
                       defines as those with a total market value of no more than $2 billion at the time of initial investment. The
                       Portfolio Managers take a growth approach to stock selection, looking for fast growing companies with above average sales and competitive returns on equity relative to their peers. Factors in identifying these firms may include financial strength, a strong position relative to competitors and strong earnings growth relative to competitors.

Neuberger Berman       Seeks  capital   growth   through  an  approach  that  is
Partners Fund          intended to increase  capital with  reasonable  risk. The
                       Portfolio   Manager  looks  at   fundamentals,   focusing
                       particularly on cash flow, return on capital, and asset values.

Neuberger Berman       Seeks  total  return  through  investment  in real estate
Real Estate Fund       securities,  emphasizing  both capital  appreciation  and
                       current income.

EQUITY FUNDS
------------

Neuberger Berman       Seeks growth of capital by investing  primarily in common
Regency Fund           stocks   of   mid-capitalization   companies   which  the
                       Portfolio Manager believes have solid fundamentals.

Neuberger Berman       Seeks long-term growth of capital by investing  primarily
Socially Responsive    in   securities   of  companies   that  meet  the  Fund's
Fund                   financial criteria and social policy.

INCOME FUNDS
------------

Neuberger Berman       A  money  market  fund  seeking  the  highest   available
Cash Reserves          current income consistent with safety and liquidity.  The
                       Fund invests in  high-quality  money market  instruments.
                       The  Fund  may  also   engage   in   reverse   repurchase
                       agreements and securities lending. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman       A U.S.  Government  money  market  fund  seeking  maximum
Government Money       safety and  liquidity and the highest  available  current
Fund                   income.   The  Fund  invests  in  securities   issued  or
                       guaranteed  as to  principal  or  interest  by  the  U.S.
                       Government,   its  agencies  and   instrumentalities  and
                       repurchase  agreements on such  securities.  The Fund may
                       also  engage  in  reverse   repurchase   agreements   and
                       securities lending. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman       Seeks  high  total   returns   consistent   with  capital
High Income Bond       preservation.  The Fund normally  invests  primarily in a
Fund                   diversified   portfolio   of   U.S.    intermediate-term,
                       high-yield corporate bonds, including those sometimes known as "junk" bonds.

Lehman Brothers        Seeks to maximize  total  return through a combination of
Core Bond Fund         income  and  capital  appreciation.  The  Fund   normally
                       invests   in  high   quality   fixed-income   securities.
                       Corporate bonds, commercial paper or bonds secured by assets such as home mortgages, generally, must at least be an A*/; bonds issued by the U.S. Government or its agencies are considered high quality.

INCOME FUNDS
------------

Neuberger Berman       Seeks the  highest  current  income  consistent  with low
Limited Maturity       risk to principal and liquidity and,  secondarily,  total
Bond Fund              return.  The Fund invests in debt  securities,  primarily
                       investment grade; maximum 10% below investment grade, but no lower than B.*/ Maximum average duration of four years.

Neuberger Berman       Seeks to maximize income without undue risk to principal.
Strategic Income       The  fund  normally  maintains  broad  exposure  to core,
Fund                   investment  grade  fixed  income  instruments  and  makes
                       strategic   and   tactical    allocations    to   certain
                       income-oriented sectors as their risk-adjusted,  relative
                       values  become  attractive.  The  Fund  normally  invests
                       primarily  in a  diversified  portfolio  of fixed  income
                       instruments  of  varying  sectors,   credit  quality  and
                       maturities and dividend-paying equities.

MUNICIPAL FUNDS
---------------

National Municipal     A money  market fund seeking the maximum  current  income
Money Fund             exempt from federal  income tax,  consistent  with safety
                       and   liquidity.   The  Fund  invests  in   high-quality,
                       short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

Lehman Brothers        A money  market fund seeking the maximum  current  income
Municipal Money Fund   exempt from federal  income tax,  consistent  with safety
                       and   liquidity.   The  Fund  invests  in   high-quality,
                       short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

Lehman Brothers New    A money market fund seeking the highest available current
York Municipal         income exempt from federal  income tax and New York State
Money Fund             and  New  York  City   personal   income  taxes  that  is
                       consistent with safety and liquidity. The Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Fund seeks to maintain a stable $1.00 share price.

MUNICIPAL FUNDS
---------------

Neuberger Berman       Seeks high  current  tax-exempt  income  with low risk to
Municipal Securities   principal,  limited price fluctuation, and liquidity and,
Trust                  secondarily,   total   return.   The  Fund   invests   in
                       investment grade municipal securities with a maximum average duration of 10 years.

Tax-Free Money Fund    A money market fund seeking the highest available current
                       income exempt from federal  income tax and, to the extent
                       possible,  from the federal alternative minimum tax, that
                       is  consistent  with  safety  and  liquidity.   The  Fund
                       normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Fund also normally invests at least 80% of its net assets in securities the interest on which is not a preference item for federal alternative minimum tax purposes. The Fund seeks to maintain a stable $1.00 share price.

*/   As  rated  by Moody's or  S&P or, if  unrated by either of those  entities, determined by NB Management to be of comparable quality.

     Any Fund described herein, and any of the Equity Funds, may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective Prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

     There can be no assurance that Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, NATIONAL MUNICIPAL MONEY Fund, Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, or TAX-FREE MONEY Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

     The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE or Federal Reserve is closed, (2) when trading on the NYSE or Federal Reserve is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE and Federal Reserve is open ("Business Day") after termination of the suspension.

     Each Fund calculates its share price as of 3:00 p.m. on days on which the NYSE and Federal Reserve is open. If the NYSE or Federal Reserve were to close before regular trading, each Fund would price its shares as of the earlier closing time.

Redemptions in Kind
-------------------

     Each Fund reserves the right, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when Management determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund distributes to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class) and any net capital gains (both long-term and short-term). A Fund's net investment income, for financial accounting purposes, consists of all income accrued on its assets less accrued expenses but does not include capital gains and losses. Net investment income and realized gains and losses, if any, are reflected in a Fund's NAV until they are distributed. Each Fund calculates its net investment income and share price as of 3:00 p.m. (Eastern time) on each Business Day.

     Each Fund declares income dividends daily; dividends declared for each month are paid on the last Business Day of the month. Shares of each Fund begin earning income dividends on the Business Day the proceeds of the purchase order for the shares have been converted to "federal funds" if converted by 3:00 p.m. (Eastern time) that day, or the next Business Day if so converted after that time, and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

     Each Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, as designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

     A shareholder's cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Funds
---------------------

     To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund - which is or will be treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid) plus its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

     Dividends a Fund pays will qualify as "exempt-interest dividends" if it satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; each Fund intends to satisfy or continue to satisfy this requirement. Exempt-interest dividends constitute the portion of a Fund's aggregate dividends equal to the excess of its excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, although the amount of those dividends must be reported on the recipient's federal income tax return. Shareholders' treatment of dividends from a Fund under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning this matter.

     If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including amounts that otherwise would be exempt-interest dividends, as dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

     Each Fund may invest in municipal bonds that are purchased, generally not on their initial issue, with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of
(1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after a Fund acquired the bond, then no market discount is considered to exist. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as described above, a Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

     Each Fund may acquire zero coupon or other municipal securities issued with OID. As a holder of those securities, a Fund must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding cash payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income and net tax-exempt income, including any accrued tax-exempt OID, to satisfy the Distribution Requirement, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income.

Taxation of the Funds' Shareholders
-----------------------------------

     Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes.

     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on PABs is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.

     Up to 85% of social security and railroad retirement benefits may be included in taxable income for a taxable year for recipients whose modified adjusted gross income (including income from tax-exempt sources such as a Fund) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from a Fund still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts.

     If a Fund invests in instruments that generate taxable interest income, under the circumstances described in the Prospectuses and in the discussion of municipal market discount bonds above, the portion of any Fund dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The respective portions will be determined by the "actual earned" method, under which the portion of any dividend that qualifies as an exempt-interest dividend may vary, depending on the relative proportions of tax-exempt and taxable interest earned during the dividend period. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

     Each Fund is required to withhold 28% of all taxable dividends otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who otherwise are subject to backup withholding.

New York Tax Matters
--------------------

     Dividends paid by Lehman Brothers NEW YORK MUNICIPAL MONEY Fund are exempt from New York State and New York City personal income taxes applicable to individuals who reside in New York State and New York City to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payment on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies, and the governments of Puerto Rico, the U.S. Virgin Islands, Guam and other U.S. territories. Other distributions from that Fund, including distributions derived from taxable ordinary income and net short-term and long-term capital gains, are generally not exempt from New York State and New York City personal income taxes. Distributions to a corporate shareholder will be subject to New York State corporate franchise tax and New York City general corporation tax.

     Investment in Lehman Brothers NEW YORK MUNICIPAL MONEY Fund may result in liability for state and/or local taxes for individual shareholders subject to taxation by states other than New York State or cities other than New York City because the exemption from New York State and New York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on distributions received from the Fund.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares is not deductible for New York State or New York City personal income tax purposes.

     Under current applicable New York State law, the highest marginal New York State income tax rate imposed on individuals is 7.7%. The highest marginal New York City income tax rate currently imposed on individuals is 4.45%. Shareholders subject to taxation in a state other then New York will realize a lower after tax rate of return if distributions from Lehman Brothers NEW YORK MUNICIPAL MONEY Fund are not exempt from taxation in such other state.

     The foregoing briefly summarizes some of the important federal income tax and New York State and New York City personal income tax consequences to investors in Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, reflects the federal and New York State and New York City income tax laws as of the date of the prospectuses, and does not address special tax rules applicable to certain types of investors, such as corporate or foreign investors. It is not intended as a substitute for careful tax planning. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, including state alternative minimum tax as well as any proposed tax law changes.

                        VALUATION OF PORTFOLIO SECURITIES

     Each Fund relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable it to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Funds' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers.

NB Management also may consider the brokerage and research services that broker-dealers provide to the Fund or NB Management. Under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, each Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

     In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, Neuberger Berman always considers its best execution obligation.

     A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of the Funds and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

     The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Funds by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Funds' benefit.

     During the fiscal year ended October 31, 2004, Lehman Brothers MUNICIPAL MONEY Fund did not acquire any securities of its "regular brokers or dealers". At October 31, 2004, that Fund held none of the securities of its "regular brokers or dealers."

     Since Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, NATIONAL MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund are new, those Funds did not acquire any securities of its "regular brokers or dealers" and those Funds held none of the securities of its "regular brokers or dealers."

     No affiliate of any Fund receives give-ups or reciprocal business in connection with its portfolio transactions. No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

     The Funds may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated
Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Funds. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

     The use of Neuberger Berman and Lehman Brothers as brokers for the Funds is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by the Funds to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Funds do not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

     A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Funds are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

     To ensure that accounts of all investment clients, including the Funds, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Funds. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

     The Funds expect that they will continue to execute a portion of their transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

Proxy Voting
------------

     The Board has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

     Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Funds. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

     Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

     In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

     The Funds prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third-party service providers to NB Management or the Funds, rating and ranking organizations, and affiliated persons of the Funds or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and the Funds have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third-party service providers to NB Management or the Funds with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." Each Fund's President or a Senior Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to a Fund prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to a Fund's President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Funds or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Fund or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     Neither the Funds, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement,

Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Funds' Chief Compliance Officer, the Board of Trustees reviews the Funds' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to a Code of Ethics adopted by the Funds, NB Management, Neuberger Berman and Lehman Brothers Asset Management LLC ("Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Funds except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Funds' shareholders. The Code also prohibits any person associated with the Funds, NB Management, Neuberger Berman, or Lehman Brothers Asset Management LLC, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Funds from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

     The Funds currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUNDS. The Funds may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Funds who require access to this information to fulfill their duties to the Funds. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     Rating, Ranking and Research Agencies.
     --------------------------------------

     Each Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Funds provide their complete portfolio holdings to: Vestek and Bloomberg L.P. each day; Standard and Poor's, a division of The McGraw-Hill Companies, Inc. and Lipper, a Reuters company on the second business day of each month; Morningstar, Inc. on the fifth calendar day of each month; and Capital Access on the tenth calendar day of each month. The Funds also provide their complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Fund's top 10 holdings. No compensation is received by any Fund, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. The Funds either have or expect to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Funds' portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Funds.

                             REPORTS TO SHAREHOLDERS

     Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Funds. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds
---------

     Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has ten separate operating series (the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

     Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Income Funds." Lehman Brothers MUNICIPAL MONEY Fund was previously named Neuberger Berman MUNICIPAL MONEY Fund prior to the date of this SAI.

     DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

     OTHER. Because Reserve Fund shares may be bought, owned and sold through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

                          CUSTODIAN AND TRANSFER AGENT

     Each Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Lehman Brothers Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Lehman Brothers MUNICIPAL MONEY Fund and NATIONAL MUNICIPAL MONEY Fund have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the Independent Registered Public Accounting Firm that will audit their financial statements. Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund have selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400,

Philadelphia, PA, 19103, as the Independent Registered Public Accounting Firm that will audit their financial statements.

                                  LEGAL COUNSEL

     Each Fund has selected Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1221, as its legal counsel.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of November 30, 2005, the following are all of the beneficial and record owners of more than five percent of Lehman Brothers MUNICIPAL MONEY Fund. Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, NATIONAL MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund have not yet commenced operations as of the date of this SAI. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

FUND                              NAME & ADDRESS                PERCENT OWNED
MUNICIPAL MONEY FUND              Neuberger Berman LLC             18.25%
                                  For the Exclusive
                                  Benefit of Customers
                                  70 Hudson Street 7th Fl
                                  Jersey City, NJ  07302-4585

                                  Lehman Brothers Inc              62.58%
                                  For the Exclusive
                                  Benefit of customers
                                  70 Hudson Street 7th Fl
                                  Attn Mutual Funds Operations
                                  Jersey City, NJ  07302-6599


                             REGISTRATION STATEMENT

     This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

     Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, NATIONAL MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund have not yet commenced operations as of the date of this SAI and therefore had no financial statements. The following financial statements and related documents are incorporated herein by reference for Lehman Brothers MUNICIPAL MONEY Fund from the Neuberger Berman Income Funds' Annual Report to shareholders for the fiscal year ended October 31, 2004:

     The audited financial statements of Neuberger Berman Income Funds and the notes thereto for the fiscal year ended October 31, 2004, and the reports of Ernst & Young LLP, Independent Registered Public Accounting

     Firm, with respect to Neuberger Berman Municipal Money Fund.

     The following financial statements and related documents are incorporated herein by reference for Lehman Brothers MUNICIPAL MONEY Fund from the Neuberger Berman Income Funds' Semi-Annual Report to shareholders for the period ended April 30, 2005:

     The unaudited financial statements of the Neuberger Berman Municipal Money Fund and notes thereto for the fiscal period ended April 30, 2005.

                                                                      Appendix A

                       RATINGS OF MUNICIPAL BONDS AND COMMERCIAL PAPER

     S&P MUNICIPAL BOND RATINGS:
     ---------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above from AAA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     MOODY'S MUNICIPAL BOND RATINGS:
     -------------------------------

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above except Aaa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

     S&P COMMERCIAL PAPER RATINGS:
     -----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     MOODY'S COMMERCIAL PAPER RATINGS:
     ---------------------------------

     Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.


     S&P  SHORT-TERM RATINGS:
     -----------------------

     SP-1 - Top-tier investment grade short-term rating reflects superior ability of repayment. Those issues determined to possess extraordinary safety characteristics are denoted with a plus sign (+).

     MOODY'S SHORT-TERM RATINGS:
     --------------------------

     MIG 1, VMIG 1 - Top-tier investment grade short-term ratings reflect superior ability of repayment.